Secured Financings On Investments In Real Estate Debt	9 Months Ended
Sep. 30, 2021
Secured Financings On Investments In Real Estate Debt [Abstract]
Secured Financings on Investments in Real Estate Debt
7.	Secured Financings on Investments in Real Estate Debt
Secured financings on investments in real estate debt are treated as collateralized financing transactions and are carried at their contractual amounts, including accrued interest, as specified in the respective agreements. Although structured as a sale and repurchase obligation, a secured financing on investments in real estate debt operates as a financing under which securities are pledged as collateral to secure a short-term loan equal in value to a specified percentage of the market value of the pledged collateral. While used as collateral, the Company retains beneficial ownership of the pledged collateral, including the right to distributions. At the maturity of a secured financing on investments in real estate debt, the Company is required to repay the loan and concurrently receive the pledged collateral from the lender or, with the consent of the lender, renew such agreement at the then-prevailing financing rate.
Interest rates on these borrowings are determined based on prevailing rates corresponding to the terms of the borrowings, and interest is paid at the termination of the borrowing at which time the Company may enter into a new borrowing arrangement at prevailing market rates with the same counterparty or repay that counterparty and negotiate financing with a different counterparty.
The fair value of financial instruments pledged as collateral on the Company’s secured financings on investments in real estate debt disclosed in the tables below represents the Company’s fair value of such instruments, which may differ from the fair value assigned to the collateral by its counterparties.
During February 2021, the Company entered into a repurchase agreement with Barclays Bank PLC in order to finance its term loan investment (the “Barclays RA”). The Barclays RA interest rate is equal to the three-month U.S. dollar-denominated LIBOR plus a spread.
For financial statement purposes, the Company does not offset its secured financings on investments in real estate debt and securities lending transactions because the conditions for netting as specified by GAAP are not met. Although not offset on the Company’s Condensed Consolidated Balance Sheets, these transactions are summarized in the following tables ($ in thousands):

			September 30, 2021
Indebtedness	Maturity Date	Coupon	Collateral Assets (1)	Outstanding Balance
Barclays RA	2/26/2026	L+2.50%	$485,406	$134,835

			$485,406	$134,835

			December 31, 2020
Indebtedness	Weighted Average Maturity Date	Weighted Average Coupon	Collateral Assets (1)	Outstanding Balance
RMBS	3/17/2021	1.93%	$155,538	$105,804
CMBS	1/6/2021	2.10%	2,867	2,450

			$158,405	$108,254

(1)	Represents the fair value of the Company’s investments in real estate debt.